INCOME TAX - Reconciliation between total expenses of income tax and tax expense - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [line items]
Profit before income tax	$ 4,621,234	$ 3,107,791	$ 3,423,181
Enacted tax rate	40.00%	40.00%	40.00%
Theoretical income tax expense	$ 1,848,494	$ 1,243,116	$ 1,369,272
Non deductible expenses	456,190	633,879	774,386
Generation (offset) of tax losses considered non recoverable for income tax purpose	114,337	(140,284)	71,741
(Offset) of presumptive income considered non recoverable for income tax purpose	37	(518)	(23)
Nontaxable dividends	(50,680)	(59,381)	(47,242)
Nontaxable income under equity method in associates	(140,374)	(151,358)	(150,626)
Profit on sales or appraisal of investment	7,700	(19,997)	(5,009)
Nontaxable interest income and other income	(115,888)	(70,282)	(224,025)
Other nontaxable income	(313,556)	(265,218)	(136,377)
Non-accountable tax revenues in sale of BHI			114,201
Revenues taxable by different tax rate	6,164	23,593	47,139
Tax benefits in the acquisition of property and equipment	(71,464)	(45,247)	(32,493)
Tax discounts	(27,083)	(8,466)	(25,086)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	(272,958)	(197,909)	(229,792)
Effect on the deferred income tax due to changes in tax rates	(10,765)	59,802	(176,764)
Prior years adjustments	102,745	(12,630)	(20,491)
Adjustments due to uncertain tax positions in previous year		(3,535)	(772)
Deferred taxes - Prior years adjustments	(105,959)	9,553	(165)
Withholding tax	10,934	11,957	13,465
Other	(5,166)	(65,097)	(32,266)
Total income tax expense, continued operations	$ 1,432,708	$ 941,978	$ 1,309,073
Effective income tax rate	31.00%	30.31%	38.24%
Tax losses on which no deferred tax asset recorded	$ 114,337	$ (140,284)	$ 71,741
Deferred tax rate (as a percent)	35.00%	35.00%	35.00%
Companies having validity of legal stability contract
Disclosure of income tax [line items]
Enacted tax rate	33.00%	33.00%	33.00%
Banco de Occidente S.A.
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates			$ 36,523
Banco Popular S.A.
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates			$ 57,700
Corficolombiana
Disclosure of income tax [line items]
Enacted tax rate	35.00%	35.00%	35.00%
Effect on the deferred income tax due to changes in tax rates			$ (87,085)
Nexa, Barbados and other subsidiaries
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates			$ (4,544)
PERU
Disclosure of income tax [line items]
Enacted tax rate	29.50%	29.50%	29.50%